Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) R in Millions		12 Months Ended
	Jun. 30, 2026 ZAR (R) $ / lb $ / Tonne $ / Ounce	Jun. 30, 2026 ZAR (R) $ / lb Basis_points	Jun. 30, 2025 ZAR (R) $ / lb Basis_points	Jun. 30, 2024 ZAR (R)
Disclosure of fair value measurement of assets [line items]
Assets	R 125,990	R 125,990	R 76,879	R 59,976
Contingent consideration liabilities	1,881	1,881	976	850
Contingent consideration Liabilities Recognised	R (2,120)	R (2,120)	R (1,457)	R (965)
Closing Price Of Copper Assumption | $ / lb	4.78	4.78	4.25
Copper Spot Price | $ / Tonne	13,279
Silver Spot Price | $ / Ounce	58.26
LME Copper implied volatility	22.30%
Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	8.10%	8.10%
Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.10%	11.10%	11.40%
Contingent consideration Liabilities Recognised	R (540)	R (540)	R (781)
CSA NSR
Disclosure of fair value measurement of assets [line items]
Contingent consideration Liabilities Recognised	R (1,100)	R (1,100)
Mponeng
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.10%	11.10%	10.80%
Contingent consideration Liabilities Recognised	R (433)	R (433)	R (676)
Copper Compound | Credit spread, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Own Credit Spread Measurement	8.40%
Silver Embedded Derivative | Credit spread, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Own Credit Spread Measurement	7.70%
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	R 147	147	107
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	46	46
Financial assets at fair value through other comprehensive income | Restricted Cash and Investments | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	449	449	384
Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	29	29	45
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	2,391	2,391	568
Financial assets at fair value through profit or loss | Restricted Cash and Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,963	1,963	1,828
Financial assets at fair value through profit or loss | Trade receivables [member] | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	735	735	86
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(4,531)	(4,531)	(7,747)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R (2,120)	R (2,120)	R (1,457)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.10%	11.10%	11.40%
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | CSA NSR
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	7.00%	7.00%
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.10%	11.10%	10.80%
Financial liabilities at fair value through profit or loss | Streaming contract liability | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R (672)	R (672)
Financial liabilities at fair value through profit or loss | Copper Compound
Disclosure of fair value measurement of assets [line items]
Streaming Contract Liabilities	(147)	(147)
Financial liabilities at fair value through profit or loss | Silver Embedded Derivative
Disclosure of fair value measurement of assets [line items]
Streaming Contract Liabilities	R (525)	(525)
ARM BBEE Trust
Disclosure of fair value measurement of assets [line items]
Repayments Of Loans		R 23	R 28
ARM BBEE Trust | Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.20%	11.20%	11.50%
Fair value model [member] | Contingent consideration liability | Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably change in risk variable, Percent		11.30%	11.80%
Fair value model [member] | Contingent consideration liability | CSA NSR
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably increase in risk variable, Percent		11.30%
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent		11.30%
Sensitivity analysis for types of fair value risk, reasonably Increase in risk variable, Impact on Pre-Tax Earnings		R 131
Sensitivity analysis for types of fair value risk, reasonably Decrease in risk variable, Impact on Pre-Tax Earnings		R 131
Fair value model [member] | Contingent consideration liability | Mponeng
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably increase in risk variable, Percent		10.80%	11.50%
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent		10.80%	11.50%
Sensitivity analysis for types of fair value risk, reasonably Increase in risk variable, Impact on Pre-Tax Earnings		R 157	R 319
Sensitivity analysis for types of fair value risk, reasonably Decrease in risk variable, Impact on Pre-Tax Earnings		R (157)	R (319)
Fair value model [member] | Streaming contract liability | Copper (b)
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably change in risk variable, Percent	10.00%
Fair value model [member] | Streaming contract liability | Silver (c)
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably change in risk variable, Percent	20.00%
Fair value model [member] | ARM BBEE Trust | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Sensitivity Analysis For Types Of Fair Value Risk, Reasonably Increase In Risk Variable, Basis points | Basis_points		22	28
Sensitivity analysis for types of fair value risk, reasonable decrease in risk variable, Basis points | Basis_points		22	28